Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Lease Liabilities (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	€ 4,117,341	€ 4,012,759
Additions to liabilities	16,422,858	577,660
Interest on lease liabilities	631,362	106,837	€ 38,495
Lease payments	(1,459,398)	(574,044)
Translation differences	(2,407)	(5,871)
Ending balance	19,709,756	4,117,341	4,012,759
Buildings
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	3,278,793	3,523,354
Additions to liabilities	15,060,329
Interest on lease liabilities	588,307	90,573
Lease payments	(810,667)	(329,263)
Translation differences	(2,407)	(5,871)
Ending balance	18,114,355	3,278,793	3,523,354
Vehicles
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	432,662	127,192
Additions to liabilities	859,964	406,486
Interest on lease liabilities	24,913	6,941
Lease payments	(348,668)	(107,957)
Translation differences	0
Ending balance	968,871	432,662	127,192
Other assets
Details Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	405,886	362,213
Additions to liabilities	502,565	171,174
Interest on lease liabilities	18,142	9,323
Lease payments	(300,063)	(136,824)
Translation differences	0
Ending balance	€ 626,530	€ 405,886	€ 362,213